PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Prepaid Expenses and Other Current Assets) (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Prepaid Expense, Current [Abstract]
Receivable from the German authorities	[1]	$ 393	$ 350
Income tax receivable		1,475	2,123
Interest from bank deposits		582	459
Value Added Tax (VAT) receivable		515	404
Prepaid uniforms		883	814
Prepaid insurance		968	576
Prepaid licenses and training		693	685
Prepaid rent		573	412
Derivative assets - foreign currency contracts		775	5
Other		2,725	1,861
Total prepaid expenses and other current assets		$ 9,582	$ 7,689

[1]	In Germany, the employees are eligible for payroll support. The Company paid its German employees their full salary and subsequently, the Company is reimbursed by the German government for the payroll support amount.